Insurance Contract Liabilities and Reinsurance Assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Insurance Contract Liabilities and Reinsurance Assets	The components of gross and net insurance contract liabilities are shown below.

As at December 31,	2020	2019
Insurance contract liabilities	$369,230	$336,156
Benefits payable and provision for unreported claims	4,837	4,229
Policyholder amounts on deposit	11,487	10,776
Gross insurance contract liabilities	385,554	351,161
Reinsurance assets (1)	(45,769)	(41,353)
Net insurance contract liabilities	$339,785	$309,808

Summary of Composition of Insurance Contract Liabilities and Reinsurance Assets by Line of Business and Reporting Segment
The composition of insurance contract liabilities and reinsurance assets by the line of business and reporting segment is as follows.
Gross insurance contract liabilities

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
As at December 31, 2020	Participating	Non- participating
Asia	$55,262	$36,930	$7,114	$3,652	$102,958	$2,127	$105,085
Canada	12,796	44,468	18,462	14,620	90,346	443	90,789
U.S.	8,422	68,001	16,292	54,224	146,939	42,875	189,814
Corporate and Other	–	(684)	34	192	(458)	324	(134)
Total, net of reinsurance ceded	76,480	148,715	41,902	72,688	339,785	$45,769	$385,554
Total reinsurance ceded	8,780	19,944	16,065	980	45,769
Total, gross of reinsurance ceded	$85,260	$168,659	$57,967	$73,668	$385,554

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Total, net of reinsurance ceded	Total reinsurance ceded	Total, gross of reinsurance ceded
As at December 31, 2019	Participating	Non- participating
Asia	$46,071	$32,887	$5,915	$3,064	$87,937	$1,432	$89,369
Canada	12,012	39,655	17,871	13,759	83,297	286	83,583
U.S.	8,734	66,163	14,763	49,199	138,859	39,411	178,270
Corporate and Other	–	(609)	36	288	(285)	224	(61)
Total, net of reinsurance ceded	66,817	138,096	38,585	66,310	309,808	$41,353	$351,161
Total reinsurance ceded	9,869	13,588	16,850	1,046	41,353
Total, gross of reinsurance ceded	$76,686	$151,684	$55,435	$67,356	$351,161

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.

Summary of Carrying Value of Assets Backing Net Insurance Contract Liabilities, Other Liabilities and Capital
The following table presents the carrying value of assets backing net insurance contract liabilities, other liabilities and capital.

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Other liabilities (2)	Capital (3)	Total
As at December 31, 2020	Participating	Non- participating
Assets
Debt securities	$39,523	$81,548	$20,936	$34,725	$8,872	$33,121	$218,725
Public equities	12,365	6,971	461	310	402	3,213	23,722
Mortgages	3,069	12,536	4,923	8,315	21,338	26	50,207
Private placements	5,549	17,276	7,499	9,439	817	176	40,756
Real estate	3,385	6,466	1,027	1,697	57	200	12,832
Other	12,589	23,918	7,056	18,202	448,014	24,328	534,107
Total	$76,480	$148,715	$41,902	$72,688	$479,500	$61,064	$880,349

	Individual insurance		Annuities and pensions	Other insurance contract liabilities (1)	Other liabilities (2)	Capital (3)	Total
As at December 31, 2019	Participating	Non- participating
Assets
Debt securities	$34,169	$74,113	$19,865	$31,620	$8,828	$29,527	$198,122
Public equities	10,907	6,453	204	253	381	4,653	22,851
Mortgages	2,921	12,140	5,203	7,916	21,165	31	49,376
Private placements	4,658	16,020	6,957	9,122	1,090	132	37,979
Real estate	3,336	6,446	1,082	1,731	113	220	12,928
Other	10,826	22,924	5,274	15,668	410,376	22,806	487,874
Total	$66,817	$138,096	$38,585	$66,310	$441,953	$57,369	$809,130

(1)	Other insurance contract liabilities include group insurance and individual and group health including long-term care insurance.
(2)
Other liabilities are
non-insurance
contract liabilities which include segregated funds, bank deposits, long-term debt, deferred tax liabilities, derivatives, investment contracts, embedded derivatives and other miscellaneous liabilities.

(3)	Capital is defined in note 12.

Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions
Potential impact on net income attributed to shareholders arising from changes to non-economic
assumptions
(1)

As at December 31,	Decrease in net income attributed to shareholders
	2020	2019
Policy related assumptions
2% adverse change in future mortality rates (2),(4)
Products where an increase in rates increases insurance contract liabilities	$(500)	$(500)
Products where a decrease in rates increases insurance contract liabilities	(600)	(500)
5% adverse change in future morbidity rates (incidence and termination) (3),(4),(5)	(5,700)	(5,100)
10% adverse change in future policy termination rates (4)	(2,600)	(2,400)
5% increase in future expense levels	(600)	(600)

(1)
The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in non-economic
assumptions. Experience gains or losses would generally result in changes to future dividends, with no direct impact to shareholders.

(2)
An increase in mortality rates will generally increase policy liabilities for life insurance contracts whereas a decrease in mortality rates will generally increase policy liabilities for policies with longevity risk such as payout annuities.

(3)
No amounts related to morbidity risk are included for policies where the policy liability provides only for claims costs expected over a short period, generally less than one year, such as Group Life and Health.

(4)
The impacts of the adverse sensitivities on LTC for morbidity, mortality and lapse do not assume any partial offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivities
.

(5)	5% deterioration in incidence rates and 5% deterioration in claim termination rates.

Summary of Actuarial Methods and Assumptions
The completion of the 2020 annual review of actuarial methods and assumptions resulted in an increase in insurance contract liabilities of $563, net of reinsurance, and a decrease in net income attributed to shareholders of $198 post-tax.

	Change in insurance contract liabilities, net of reinsurance
For the year ended December 31, 2020	Total	Attributed to participating policyholders’ account (1)	Attributed to shareholders’ account	Change in net income attributed to shareholders (post-tax)
Canada variable annuity product review	$(42)	$–	$(42)	$31
Mortality and morbidity updates	(304)	(1)	(303)	232
Lapses and policyholder behaviour	893	–	893	(682)
Investment related updates	(212)	(153)	(59)	31
Other updates	228	455	(227)	190
Net impact	$563	$301	$262	$(198)

(1)
The change in insurance contract liabilities, net of reinsurance, attributable to the participating policyholders’ account was driven by refinements to the Company’s valuation models, primarily due to annual updates to reflect market movements in the first half of 2020.

	Change in insurance contract liabilities, net of reinsurance
For the year ended December 31, 2019	Total	Attributed to participating policyholders’ account	Attributed to shareholders’ account	Change in net income attributed to shareholders (post-tax)
Long-term care triennial review	$11	$–	$11	$(8)
Mortality and morbidity updates	25	47	(22)	14
Lapses and policyholder behaviour	135	17	118	(75)
Investment return assumptions	12	81	(69)	70
Other updates	(109)	(163)	54	(22)
Net impact	$74	$(18)	$92	$(21)

Summary of Insurance Contract Liabilities, Payments Due by Period
Insurance contracts give rise to obligations fixed by agreement. As at December 31, 2020, the Company’s contractual obligations and commitments relating to insurance contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Insurance contract liabilities (1)	$10,672	$9,859	$15,416	$791,780	$827,727

(1)
Insurance contract liability cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, commissions and premium taxes offset by contractual future premiums on in-force
contracts. These estimated cash flows are based on the best estimate assumptions used in the determination of insurance contract liabilities. These amounts are undiscounted and reflect recoveries from reinsurance agreements. Due to the use of assumptions, actual cash flows may differ from these estimates. Cash flows include embedded derivatives measured separately at fair value.

Summary of Gross Claims and Benefits
The following table presents a breakdown of gross claims and benefits.

For the years ended December 31,	2020	2019
Death, disability and other claims	$18,064	$15,752
Maturity and surrender benefits	8,613	8,433
Annuity payments	3,560	4,030
Policyholder dividends and experience rating refunds	1,411	1,445
Net transfers from segregated funds	(1,515)	(1,000)
Total	$30,133	$28,660

Long term care [member]
Statement [LineItems]
Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions
Potential impact on net income attributed to shareholders arising from changes to non-economic
assumptions for Long-Term Care included in the above table
(1),(2)

As at December 31,	Decrease in net income attributed to shareholders
	2020	2019
Policy related assumptions
2 % adverse change in future mortality rates	$(300)	$(300)
5 % adverse change in future morbidity incidence rates (3)	(2,100)	(1,900)
5 % adverse change in future morbidity claims termination rates (3)	(3,100)	(2,800)
10 % adverse change in future policy termination rates	(400)	(400)
5 % increase in future expense levels	(100)	(100)

(1)
The impacts of the adverse sensitivities on LTC for morbidity, mortality and lapse do not assume any partial offsets from the Company’s ability to contractually raise premium rates in such events, subject to state regulatory approval. In practice, the Company would plan to file for rate increases equal to the amount of deterioration resulting from the sensitivities.

(2)	The impact of favourable changes to all the sensitivities is relatively symmetrical.
(3)	The comparatives for 2019 have been updated to reflect refinements between incidence and termination impacts implemented in 2020.

Life insurance contracts [Member]
Statement [LineItems]
Summary of Change in Insurance Contract Liabilities
The change in insurance contract liabilities was a result of the following business activities and changes in actuarial estimates.

For the year ended December 31, 2020	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$296,589	$13,219	$309,808	$41,353	$351,161
New policies (2)	3,166	–	3,166	481	3,647
Normal in-force movement (2)	32,340	1,312	33,652	(3,030)	30,622
Changes in methods and assumptions (2)	563	–	563	4,559	5,122
Reinsurance transactions (3)	(3,360)	–	(3,360)	3,360	–
Impact of changes in foreign exchange rates	(3,890)	(154)	(4,044)	(954)	(4,998)
Balance, December 31	$325,408	$14,377	$339,785	$45,769	$385,554

For the year ended December 31, 2019	Net actuarial liabilities	Other insurance contract liabilities (1)	Net insurance contract liabilities	Reinsurance assets	Gross insurance contract liabilities
Balance, January 1	$272,761	$12,968	$285,729	$42,925	$328,654
New policies (4)	3,251	–	3,251	521	3,772
Normal in-force movement (4)	30,171	750	30,921	(972)	29,949
Changes in methods and assumptions (4)	74	–	74	927	1,001
Impact of changes in foreign exchange rates	(9,668)	(499)	(10,167)	(2,048)	(12,215)
Balance, December 31	$296,589	$13,219	$309,808	$41,353	$351,161

(1)	Other insurance contract liabilities are comprised of benefits payable and provisions for unreported claims and policyholder amounts on deposit.
(2)
In 2020, the $36,982 increase reported as the change in insurance contract liabilities on the Consolidated Statements of Income primarily consists of changes due to normal in-force
movement, new policies, associated embedded derivatives and changes in methods and assumptions. These three items in the gross insurance contract liabilities were netted off by an increase of $39,391, of which $37,876 is included in the Consolidated Statements of Income increase in insurance contract liabilities and
$1,515 is
included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts; however, these embedded derivatives are included in other liabilities on the Consolidated Statements of Financial Position.

(3)
On September 30, 2020, the Company, through its subsidiary John Hancock Life Insurance Company (U.S.A.), entered into a reinsurance agreement with Global Atlantic Financial Group Ltd to reinsure a block of legacy U.S. bank owned life insurance (“BOLI”). Under the terms of the transaction, the Company will maintain responsibility for servicing the policies with no expected impact to the BOLI policyholders. The transaction was structured such that the Company ceded policyholder contract liabilities and transferred invested assets backing these liabilities.

(4)
In 2019, the $33,727 increase reported as the change in insurance contract liabilities on the Consolidated Statements of Income primarily consists of changes due to normal in-force
movement, new policies, associated embedded derivatives and changes in methods and assumptions. These three items in the gross insurance contract liabilities were netted off by an increase of $34,721, of which $34,056 is included in the Consolidated Statements of Income increase in insurance contract liabilities and
$665
is included in gross claims and benefits. The Consolidated Statements of Income change in insurance contract liabilities also includes the change in embedded derivatives associated with insurance contracts; however, these embedded derivatives are included in other liabilities on the Consolidated Statements of Financial Position.